Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share	375,929	368,213	368,213	6,000
Warrant [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share			347,080
Series C Convertible Preferred Stock [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share		15,133	15,133
Stock Options [Member]
Summary of Significant Accounting Policies (Details) - Schedule of anti-dilutive net loss per share [Line Items]
Anti-dilutive net loss per share			6,000	6,000